Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Summary of changes in fair value of outstanding warrant and tranche liabilities

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	June 30,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(19)	$—	$—	$372

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	June 30,
Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liability	$369	$(1)	$(106)		$—	$262
Series B-2 tranche liabilities	$4,702	$(2,241)	$(1,502)	(1)	$—	$959
Series B-3 warrant liabilities	$15,819	$(1,248)	$2,619	(2)	$—	$17,190
(1)	This amount includes the gain on extinguishment of the tranche liabilities.
(2)	This amount includes settlements of $12,082, transferred to convertible preferred stock, offset by issuances of $14,701

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Liabilities	2020	(Gains) Losses	(Settlements)		Level 3	2021
Warrant liability	$3,399	$379	$(3,387)	(1)	$—	$391
Put option liability	$5,140	$70	$(5,210)		$—	$—

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(22)	$—	$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347	$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966	$—	$15,819

(1)This amount includes settlements of $3,397, reduced by issuances of $10.